Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee

14.	Leasing arrangements - lessee

a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease agreements are typically made for periods of 1 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2020	December 31, 2021
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	636,261	616,458
Buildings	19,044	10,946
Machinery and equipment	203,249	204,484
Others	515	3,917

	859,069	835,805

	Year ended December 31,
	2019	2020	2021
	Depreciation expenses	Depreciation expenses	Depreciation expenses
	NT$000	NT$000	NT$000
Land	22,657	20,938	20,486
Buildings	7,113	7,819	9,870
Machinery and equipment	4,520	46,225	247,090
Others	1,809	1,544	1,634

	36,099	76,526	279,080

c)	For the years ended December 31, 2020 and 2021, additions to right-of-use assets were NT$261,798 thousand and NT$433,768 thousand, respectively.

d)	The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349	13,442	15,245
Expense on short-term lease contracts	230,589	202,782	143,791

e)	For the years ended December 31, 2019, 2020 and 2021, the Group’s total cash outflow for leases were NT$273,709 thousand, NT$274,727 thousand and NT$448,290 thousand, respectively.